Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition of Daguan [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 119
Other current assets	1,781
Property and equipment, net	201
Intangible assets-customer relationship	¥ 7,658
Intangible assets-customer relationship	5 years
Goodwill	¥ 50,160
Current liabilities	(3,622)
Non-current Liabilities	(383)
Noncontrolling interests	(21,814)
Total purchase consideration	¥ 34,100